Organization and Principal Activities (Details) - $ / shares		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Earnings per share - basic and dilutive	[1]	$ 0.32	$ 0.49
Before adjustment [Member]
Earnings per share - basic and dilutive			69.10
After adjustment [Member]
Earnings per share - basic and dilutive			$ 0.49

[1]	Share and per share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1